Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at the fair value on a recurring basis.

		September 30, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	58,827	58,827	75,710	75,710
Derivative instruments (note 9)
Interest rate swap agreements (1)	Level 2	8,504	8,504	5,242	5,242
Forward freight agreements (1)	Level 2	102	102	—	—

Other:
Advances to equity accounted investments	Note (2)	9,930	Note (2)	9,930	Note (2)
Long-term debt, including current portion	Level 2	(807,078)	(793,851)	(952,302)	(946,105)
Obligations related to capital leases, including current portion	Level 2	(296,710)	(290,849)	(148,908)	(147,401)

(1)
The fair value of the Company’s interest rate swap agreements and FFAs at September 30, 2018 and December 31, 2017 excludes accrued interest income and expenses which are recorded in accounts receivables and accrued liabilities, respectively, on the unaudited consolidated balance sheets.

(2)
The advances to equity-accounted investments together with the Company’s investments in the equity-accounted investments form the net aggregate carrying value of the Company’s interests in the equity-accounted investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at September 30, 2018 and December 31, 2017 were not determinable.

Summary of Financing Receivables
The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			September 30, 2018	December 31, 2017
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Advances to equity accounted investments	Other internal metrics	Performing	9,930	9,930
Total			9,930	9,930